Asset Retirement Obligation	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
ASSET RETIREMENT OBLIGATION
Asset Retirement Obligation

9. ASSET RETIREMENT OBLIGATIONS

The following table summarizes the changes in the reserve for future restoration and reclamation costs on the balance sheet:

	March 31,	December 31,
(thousands of dollars)	2019	2018
Balance, beginning of period	$6,203	$5,731
Liabilities settled	(335)	(521)
Accretion expense	126	993
Balance, end of period	5,994	6,203
Less: Current portion	(894)	(708)
Non-current portion	$5,100	$5,495

The Company is currently performing plugging and surface reclamation activities at its Rosita and Vasquez projects located in Duval County, Texas.  The Company’s current liability of $0.9 million consists of the estimated costs associated with current reclamation activities through March 2020 at the Company’s Rosita and Vasquez projects.

6. ASSET RETIREMENT OBLIGATION

The Company’s mining and exploration activities are subject to various state and federal law and regulations governing the protection of the environment. The Company conducts its operations to protect public health and the environment and believes its operations are in compliance with the applicable laws and regulations in all material respects. The Company has made, and expects to make in the future, expenditures to comply with such laws and regulations, but cannot predict the full amount of such future expenditures. Estimated future restoration and reclamation costs are based principally on legal and regulatory requirements.

Changes to the Company’s asset retirement obligation are summarized below:

	December 31,	December 31,
	2018	2017
	(thousands of dollars)
Balance, beginning of period	$5,731	$4,789
Liabilities settled	(521)	(97)
Accretion expense	993	1,039
Balance, end of period	6,203	5,731
Less: Included in liabilities held for sale	-	-
Less: Current portion	(708)	(1,078)
Non-current portion	$5,495	$4,653

As of December 31, 2018, the Company’s asset retirement obligation was fully secured by surety bonds totaling $9.4 million, which were partially collateralized with restricted cash totaling $3.7 million.